Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined statutory tax rate	27.00%	27.00%	27.00%
Non-capital loss carry-forwards [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 20,150,000	$ 15,990,000
Operating Losses Carry Forwards [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 31,200,000	$ 22,640,000